Schedule I Of Financial Information Of Ocean Rig UDW Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2015
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) [Abstract]
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)
	December 31,
	2014	2015
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$60	$35
Other current assets	2,090	182
Total current assets	2,150	217

NON-CURRENT ASSETS:
Investments in subsidiaries*	3,549,399	3,781,705
Due from related parties	117,219	-
Total non-current assets	3,666,618	3,781,705

Total assets	$3,668,768	$3,781,922

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities	$10,278	$9,913
Total current liabilities	10,278	9,913

NON-CURRENT LIABILITIES
Long term debt, net of current portion	492,214	497,244
Total non-current liabilities	492,214	497,244

STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2014 and 2015, nil issued and outstanding at December 31, 2014 and 2015, respectively
Common stock, $0.01par value; 1,000,000,000 shares authorized, at December 31, 2014 and 2015, 132,017,178 and 160,888,606 issued and outstanding at December 31, 2014 and 2015, respectively	1,320	1,609
Treasury stock ; 0 shares at December 31, 2014 and $0.01 par value; 22,222,222 shares at December 31, 2015		(222)
Additional paid-in capital	3,494,957	3,572,549
Accumulated other comprehensive loss	(23,938)	(22,841)
Accumulated deficit	(306,063)	(276,330)
Total stockholders' equity	3,166,276	3,274,765
Total liabilities and stockholders' equity	$3,668,768	$3,781,922

*      Eliminated in consolidation

	For the year ended December 31,
	2013	2014	2014
EXPENSES:

General and administrative expenses	$8,565	$7,983	$6,924

Operating loss	(8,565)	(7,983)	(6,924)

OTHER INCOME / (EXPENSES):
Interest and finance costs	(53,193)	(82,109)	(65,988)
Interest income	-	1,383	-
Loss on interest rate swaps	(149)	-	-
Other, net	2,358	6,224	5,041

Total other (expenses), net	(50,984)	(74,502)	(60,947)

Equity in earnings of subsidiaries*	122,872	342,288	147,885

Net income	$63,323	$259,803	$80,014

Net Income To Common Stockholders	63,221	259,031	78,839

Earnings per common share, basic and diluted	0.48	1.96	0.57

Weighted average number of shares, basic and diluted	131,727,504	131,837,227	138,757,176

* Eliminated in consolidation

	For the year ended December 31,
	2013	2014	2015
Net income	$63,323	$259,803	$80,014

Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,036	1,034	1,035
Actuarial gains/(losses)	3,335	(1,518)	62
Other Comprehensive income / (loss)	4,371	(484)	1,097
Total Comprehensive income	$67,694	$259,319	$81,111

	For the year ended December 31,
	2013	2014	2015
Net Cash Used in Operating Activities	$(62,302)	$(88,302)	$237,535

Cash Flows from Investing Activities:
Investments in subsidiaries	61,406	289,654	(379,993)
Loan to parent	-	(120,000)	-
Proceeds from arrangement fees	-	3,000	-
Net Cash Provided by Investing Activities	61,406	172,654	(379,993)

Cash Flows from Financing Activities:
Proceeds from senior notes	-	500,000
Payments of senior notes	-	(500,000)
Dividends paid	-	(75,194)	(50,281)
Net proceeds from common stock issuance			192,714
Payments for issuance of subsidiaries shares	-	(466)
Payment of financing fees	-	(8,690)
Net Cash used in Financing Activities	-	(84,350)	142,433
Net increase/(decrease) in cash and cash equivalents	(896)	2	(25)
Cash and cash equivalents at beginning of year	954	58	60
Cash and cash equivalents at end of year	$58	$60	$35

Schedule I- Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries.

There are no legal or regulatory restrictions on the Parent Company's ability to obtain funds from its subsidiaries through dividends, loans or advances sufficient to satisfy the obligations discussed below that are due on or before December 31, 2016.

On April 27, 2011, the Parent Company issued $500,000 aggregate principal amount of 9.5% Senior Unsecured Notes due 2016. The notes were unsecured obligations and ranked senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. The 9.5% Senior Unsecured Notes were repurchased or redeemed in connection with the 7.25% Senior Unsecured Notes offering discussed below.

On March 26, 2014 the Parent Company issued $500,000 aggregate principal amount of 7.25% senior unsecured notes due 2019. The notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

On November 18, 2014, the Parent Company entered into a $120,000 unsecured facility with its former parent company, DryShips. The loan from the Parent Company to DryShips bore interest at a LIBOR plus margin rate and was due in May 2016. During the year ended December 31, 2015, the Parent Company exchanged the $120,000 unsecured facility for an aggregate amount of 22,222,222 of the Company's shares owned by Dryships. These shares were not retired and are held as treasury stock.

The Parent Company is guarantor on the $1,300,000 facilities, the $1,900,000 facilities, the $462,000 facility and the 6.5% Senior Secured Notes due 2017 described in Note 8 "Long-term Debt" to the consolidated financial statements. As of December 31, 2015, the amount outstanding relating to these three facilities amounted to $3,573,821 in aggregate and the amount outstanding relating to the 6.5% Senior Secured Notes amounted to $607,742.

During the year ended December 31, 2015, the Parent Company paid dividends of $50,281.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.